STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical)	Jun. 12, 2018 USD ($) shares
Common Stock, Committed Purchase Amount Pursuant to Forward Purchase Agreement, Original	$ 200,000,000
Common Class B [Member]
Stock Issued During at Shares, Shares-based Compensation, Forfeited | shares	475,000
Minimum [Member]
Common Stock, Committed Purchase Amount Pursuant to Forward Purchase Agreement, Adjusted	$ 181,000,000